DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Vesting Schedule	Bank contributions under the noncontributory profit sharing feature vest according to the following schedule:

Years of vesting service	Percent vested

Less than 2	None
2	20%
3	40%
4	60%
5 or more	100%